Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan’s Investments

The following are the classes and major categories of the Plan’s investments at December 31, 2025 and 2024 grouped by the fair value hierarchy:

	Fair Value Measurements at Reporting Date Using

	Level 1	Level 2	Other Investments Measured at NAV*	Total
As of December 31, 2025:
Interest-bearing cash	$419,709	$-0-	$-0-	$419,709
Mutual funds	6,854,650	-0-	-0-	6,854,650
Common stocks	11,305,979	-0-	-0-	11,305,979
Common/collective trust	-0-	-0-	15,894,287	15,894,287
Pooled separate accounts	-0-	1,172,060	-0-	1,172,060
Total investments	$18,580,338	$1,172,060	$15,894,287	$35,646,685

As of December 31, 2024:
Interest-bearing cash	$5,800	$-0-	$-0-	$5,800
Mutual funds	5,863,874	-0-	-0-	5,863,874
Common stocks	12,316,940	-0-	-0-	12,316,940
Common/collective trust	-0-	-0-	13,259,771	13,259,771
Pooled separate accounts	-0-	993,092	-0-	993,092
Total investments	$18,186,614	$993,092	$13,259,771	$32,439,477

(*)	As discussed in Note 2, investments that are measured using the practical expedient are not classified within the fair value hierarchy.